Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Trade Revenues Voyage and Time Charter Revenues

Trade Revenues for the six-months ended June 30, 2025 and 2024 consist of the following items:

	June 30, 2025	June 30, 2024
Commission revenue	1,154,103	1,028,243
Management fee revenue	678,280	514,464
Other revenue	32,386	78,272

Total	1,864,769	1,620,979

Voyage and time charter revenues for the six-months ended June 30, 2025 and 2024 consist of the following items:

	June 30, 2025	June 30, 2024
Voyage revenue	2,743,646	-
Charter hire revenue	6,793,304	8,690,905
Address commissions	(68,591)	(79,457)

Total	9,468,359	8,611,448